Share-based compensation - Share option plans - DSPPP (Details)		12 Months Ended
	Oct. 26, 2022 EquityInstruments SFr / shares shares	Dec. 31, 2022 CHF (SFr) EquityInstruments SFr / shares shares
Share-based compensation
Number of shares reclassed as treasury shares under IFRS 2 | shares	17,438,883	17,438,883
Number of equity incentive units exercised | EquityInstruments	17,438,883
Strike price of equity incentive units | SFr / shares	SFr 0.13
Deferred Strike Price Payment Plan (DSPPP)
Share-based compensation
Payment deferral period for equity incentive units exercised		10 years
Expiration period for options		10 years
Number of shares reclassed as treasury shares under IFRS 2 | shares		17,438,883
Increase in fair value of equity incentive units following modification | SFr		SFr 63,399
Increase in fair value of equity incentive units following modification, recognised during period | SFr		SFr 52,216
Granted | EquityInstruments		17,438,883
Ending balance | EquityInstruments		17,438,883
Granted | SFr / shares		SFr 0.13
Average subscription price / floor price / deferred strike price at end of period | SFr / shares		SFr 0.13
Number of equity incentive units exercised | EquityInstruments	17,438,883
Strike price of equity incentive units | SFr / shares	SFr 0.13